Business Combination - Summary of Supplemental Unaudited Pro Forma Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Business Combination [Abstract]
Revenue, net	$ 7,899,249	$ 13,306,366	$ 15,521,105	$ 41,077,983
Net (loss) income	$ (8,971,360)	$ 146,752	$ (17,011,432)	$ 2,978,997